Long-Term Debt (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total debt	$ 40,458	$ 39,309
Less: current portion	2,376	1,367
Long-term debt	38,082	37,942
Debt weighted average interest rate	5.60%
Senior notes with maturities of 5 years or less [Member]
Senior notes	12,991	11,347
Debt weighted average interest rate	5.858%
Senior notes with maturities between 6 and 10 years [Member]
Senior notes	10,334	10,689
Debt weighted average interest rate	5.379%
Senior notes with maturities greater than 10 years [Member]
Senior notes	16,801	16,115
Debt weighted average interest rate	6.007%
Commercial Paper [Member]
Revolving credit facilities	0	550
Other, including capital lease obligations [Member]
Other, including capital lease obligations	332	608
Notes 5.50% Due 2029 [Member]
Senior notes	$ 1,000	$ 1,000
Interest rate	5.50%	5.50%
8.875% Senior Notes Due 2015 [Member]
Interest rate	8.875%
10.875% Senior Subordinated Notes Due 2016 [Member]
Interest rate	10.875%